BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Key Officers) (Details) - Executive officers [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Officers	Dec. 31, 2022 USD ($) Officers	Dec. 31, 2021 USD ($) Officers
Disclosure of transactions between related parties [line items]
Salary and related benefits	$ 2,441	$ 2,543	$ 2,429
Share-based compensation	869	231	731
Total	$ 3,310	$ 2,774	$ 3,160
Number of people that received salary and benefits | Officers	10	12	11